Right-of-Use Assets	12 Months Ended
Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use Assets

NOTE 19: LEASE LIABILITIES

	2022 A$	2021 A$	2020 A$
Secured – at amortised costs

Loan Movement Schedule
Opening Balance – July 1	867,841	793,148	-
Adoption of new leasing accounting standard	-	-	2,993,675
New lease for new property - being rented	-	854,500	-
Repayments	(174,218)	(779,807)	(826,942)
Derecognized on disposal of subsidiaries (Note 34)	-	-	(1,440,322)
Effect of foreign currency exchange differences	-	-	66,737
Closing Balance – June 30	693,623	867,841	793,148

Disclosed in the financial statements as:

Current liabilities	160,040	174,218	767,711
Non-current liabilities	533,583	693,623	25,437
	693,623	867,841	793,148

Lease liabilities relate to building leases and is effectively secured by the buildings being leased (Note 14).

The total Group cash outflows for leases is set out below:

	2022 A$	2021 A$	2020 A$
Principal element of lease payments	174,218	779,807	826,942
Interest element of lease payments - continuing operations	26,872	26,934	79,938
Interest element of lease payments - discontinuing operations	-	-	33,176
Total cash outflows for leases	201,090	806,741	940,056

The Group's lease contracts include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the

Group’s business needs.

Set out below are the undiscounted potential future rental payments relating to periods following the exercise date of extension options that are not included in the lease term:

	Within five years A$	More than five years A$	Total A$
As at June 30, 2022
Extension options expected not to be exercised	-	1,183,105	1,183,105

As at June 30, 2021
Extension options expected not to be exercised	-	1,183,105	1,183,105

Right-of-use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use Assets

NOTE 14: RIGHT-OF-USE ASSETS

	2022 A$	2021 A$
Cost	854,500	2,374,100
Accumulated depreciation	(185,142)	(1,511,384)
	669,358	862,716

Opening balance July 1	862,716	771,029
Addition of new property being rented	-	854,500
Depreciation (a)	(193,358)	(762,813)
Closing balance June 30	669,358	862,716

a)
Depreciation is disclosed in the Consolidated Statement of Profit or Loss and Other Comprehensive Income as follows

	2022 A$	2021 A$	2020 A$
Continuing operations	193,358	762,813	748,571
Discontinued operations	-	-	116,075
	193,358	762,813	864,646

Refer to Note 19 for information on non-current assets pledged as security for lease liabilities by the Group.